UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2006

Item 1. Reports to Stockholders

Fidelity® Advisor Value Fund - Class A, Class T, Class B and Class C

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	20	Statements of assets and liabilities,
		operations, and changes in net assets, as
		well as financial highlights.
Notes	29	Notes to the financial statements.
Board Approval of	37
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

4

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$ 1,000.00	$ 1,153.90	$ 6.68
HypotheticalA	$ 1,000.00	$ 1,018.60	$ 6.26
Class T
Actual	$ 1,000.00	$ 1,152.20	$ 8.00
HypotheticalA	$ 1,000.00	$ 1,017.36	$ 7.50
Class B
Actual	$ 1,000.00	$ 1,148.70	$ 10.66
HypotheticalA	$ 1,000.00	$ 1,014.88	$ 9.99
Class C
Actual	$ 1,000.00	$ 1,148.80	$ 10.66
HypotheticalA	$ 1,000.00	$ 1,014.88	$ 9.99
Institutional Class
Actual	$ 1,000.00	$ 1,154.50	$ 5.34
HypotheticalA	$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	1.00%

5 Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Baxter International, Inc.	1.8	1.5
Safeway, Inc.	1.3	1.2
Xerox Corp.	1.3	1.5
Western Digital Corp.	1.3	1.0
Tyco International Ltd.	1.2	1.1
Halliburton Co.	1.2	1.0
Avon Products, Inc.	1.1	0.1
Ceridian Corp.	1.0	1.2
National Oilwell Varco, Inc.	1.0	1.0
Agilent Technologies, Inc.	1.0	0.9
	12.2
Top Five Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	18.7	19.6
Consumer Discretionary	15.4	14.5
Financials	12.6	12.0
Health Care	12.5	13.9
Industrials	8.9	10.4

Semiannual Report 6

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets
Common Stocks 94.1%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – 15.3%
Auto Components 0.2%
BorgWarner, Inc.	3,600	$ 218,628
Automobiles – 0.3%
Monaco Coach Corp.	2,900	40,368
Nissan Motor Co. Ltd.	19,102	251,478
		291,846
Diversified Consumer Services – 0.1%
Service Corp. International (SCI)	5,800	46,690
Hotels, Restaurants & Leisure 3.6%
Applebee’s International, Inc.	3,900	90,519
Brinker International, Inc.	15,120	592,099
Carnival Corp. unit	19,900	931,718
Domino’s Pizza, Inc.	2,200	57,926
Gaylord Entertainment Co. (a)	5,400	238,950
Harrah’s Entertainment, Inc.	1,254	102,377
OSI Restaurant Partners, Inc.	14,950	638,365
Rare Hospitality International, Inc. (a)	4,700	146,264
Royal Caribbean Cruises Ltd.	22,560	942,782
WMS Industries, Inc. (a)	7,500	234,375
		3,975,375
Household Durables – 1.6%
Jarden Corp. (a)	8,200	278,800
Leggett & Platt, Inc.	19,400	514,682
Matsushita Electric Industrial Co. Ltd.	7,000	169,470
Newell Rubbermaid, Inc.	15,290	419,252
Sealy Corp., Inc.	3,000	47,850
Sony Corp. sponsored ADR	2,000	97,880
The Stanley Works	5,000	261,250
		1,789,184
Leisure Equipment & Products – 1.5%
Brunswick Corp.	16,230	636,541
Eastman Kodak Co. (d)	33,400	900,464
K2, Inc. (a)	12,260	144,545
		1,681,550
Media – 3.2%
CBS Corp. Class B	3,012	76,716
Clear Channel Communications, Inc.	18,900	539,217
E.W. Scripps Co. Class A	5,540	255,283
Gannett Co., Inc.	14,100	775,500
Lamar Advertising Co. Class A (a)	7,400	406,926

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Media – continued
Live Nation, Inc. (a)	3,462	$ 65,778
Omnicom Group, Inc.	2,300	207,023
The New York Times Co. Class A (d)	16,900	418,951
The Reader’s Digest Association, Inc. (non-vtg.)	17,210	237,154
Tribune Co.	7,000	201,810
Viacom, Inc. Class B (non-vtg.) (a)	6,712	267,339
		3,451,697
Multiline Retail – 1.3%
Big Lots, Inc. (a)	28,680	414,426
Dollar General Corp.	17,900	312,534
Family Dollar Stores, Inc.	27,300	682,500
		1,409,460
Specialty Retail – 3.0%
AnnTaylor Stores Corp. (a)	13,300	496,489
AutoNation, Inc. (a)	4,702	105,889
AutoZone, Inc. (a)	100	9,361
Best Buy Co., Inc.	2,300	130,318
Gap, Inc.	21,900	396,171
Hot Topic, Inc. (a)	8,000	118,640
Office Depot, Inc. (a)	4,260	172,871
OfficeMax, Inc.	17,000	657,900
Pier 1 Imports, Inc. (d)	31,730	382,981
RadioShack Corp.	1,100	18,700
Sports Authority, Inc. (a)	10,800	401,328
Tiffany & Co., Inc.	12,600	439,614
		3,330,262
Textiles, Apparel & Luxury Goods – 0.5%
Liz Claiborne, Inc.	11,340	442,827
Warnaco Group, Inc. (a)	3,100	69,068
		511,895

TOTAL CONSUMER DISCRETIONARY		16,706,587

CONSUMER STAPLES 5.2%
Beverages – 0.7%
Coca-Cola Enterprises, Inc.	18,175	354,958
Cott Corp. (a)	10,900	162,915
SABMiller PLC	10,100	213,118
		730,991

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER STAPLES – continued
Food & Staples Retailing – 1.6%
Kroger Co.	15,400	$ 312,004
Safeway, Inc.	58,620	1,473,121
		1,785,125
Food Products 0.7%
Corn Products International, Inc.	16,200	453,600
McCormick & Co., Inc. (non-vtg.)	3,799	132,319
TreeHouse Foods, Inc. (a)	6,378	167,104
		753,023
Household Products – 0.6%
Colgate-Palmolive Co.	11,300	668,056
Personal Products 1.1%
Avon Products, Inc.	36,000	1,173,960
Tobacco 0.5%
Altria Group, Inc.	7,800	570,648

TOTAL CONSUMER STAPLES		5,681,803

ENERGY 8.9%
Energy Equipment & Services – 8.1%
Baker Hughes, Inc.	6,100	493,063
BJ Services Co.	11,740	446,707
Cooper Cameron Corp. (a)	17,400	874,176
ENSCO International, Inc.	8,070	431,664
FMC Technologies, Inc. (a)	12,230	667,513
GlobalSantaFe Corp.	7,900	483,559
Halliburton Co.	16,200	1,266,030
Helmerich & Payne, Inc.	5,630	409,526
Nabors Industries Ltd. (a)	3,840	143,347
National Oilwell Varco, Inc. (a)	15,880	1,095,244
Noble Corp.	6,590	520,215
Pride International, Inc. (a)	4,690	163,634
Smith International, Inc.	17,300	730,579
Transocean, Inc. (a)	7,430	602,350
Weatherford International Ltd. (a)	9,620	509,187
		8,836,794
Oil, Gas & Consumable Fuels – 0.8%
Double Hull Tankers, Inc.	2,300	29,440
El Paso Corp.	9,500	122,645
EOG Resources, Inc.	8,100	568,863

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
EXCO Resources, Inc.	7,700	$ 98,791
McMoRan Exploration Co. (a)(d)	4,000	69,280
		889,019

TOTAL ENERGY		9,725,813

FINANCIALS – 12.6%
Capital Markets 1.3%
Ameriprise Financial, Inc.	1,000	49,040
Janus Capital Group, Inc.	12,830	249,672
Lehman Brothers Holdings, Inc.	320	48,368
Merrill Lynch & Co., Inc.	9,400	716,844
State Street Corp.	4,200	274,344
TD Ameritrade Holding Corp.	7,200	133,632
		1,471,900
Commercial Banks – 1.4%
Bank of America Corp.	5,968	297,923
FirstRand Ltd.	20,200	66,521
National Australia Bank Ltd.	3,400	97,104
Popular, Inc.	900	18,612
UnionBanCal Corp.	4,750	332,928
Wachovia Corp.	12,950	775,058
		1,588,146
Consumer Finance – 0.1%
Capital One Financial Corp.	1,000	86,640
Diversified Financial Services – 0.3%
JPMorgan Chase & Co.	7,200	326,736
NETeller PLC (a)	2,000	28,268
		355,004
Insurance – 3.7%
AFLAC, Inc.	10,750	511,055
AMBAC Financial Group, Inc.	8,260	680,294
Genworth Financial, Inc. Class A (non-vtg.)	5,300	175,960
Marsh & McLennan Companies, Inc.	5,820	178,499
MBIA, Inc.	11,890	709,001
MetLife, Inc.	5,660	294,886
Montpelier Re Holdings Ltd.	1,900	30,685
Prudential Financial, Inc.	4,600	359,398
Reinsurance Group of America, Inc.	2,100	101,010

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Insurance – continued
Scottish Re Group Ltd.	7,070	$ 164,236
The St. Paul Travelers Companies, Inc.	11,230	494,457
Universal American Financial Corp. (a)	2,900	42,746
Willis Group Holdings Ltd.	7,800	274,170
		4,016,397
Real Estate 3.8%
Alexandria Real Estate Equities, Inc.	2,900	262,740
American Financial Realty Trust (SBI)	12,800	145,664
Annaly Mortgage Management, Inc.	5,800	78,126
Developers Diversified Realty Corp.	5,200	276,640
Digital Realty Trust, Inc.	2,800	78,960
Duke Realty Corp.	5,790	204,966
Education Realty Trust, Inc.	7,100	105,932
Equity Office Properties Trust	5,900	190,570
Equity Residential (SBI)	8,100	363,447
General Growth Properties, Inc.	11,320	531,474
GMH Communities Trust	5,100	62,730
Kimco Realty Corp.	9,500	352,735
Pennsylvania (REIT) (SBI)	6,000	243,360
Reckson Associates Realty Corp.	6,700	272,556
SL Green Realty Corp.	1,500	148,500
Trizec Properties, Inc.	7,500	187,650
United Dominion Realty Trust, Inc. (SBI)	11,600	315,404
Vornado Realty Trust	3,520	336,653
		4,158,107
Thrifts & Mortgage Finance – 2.0%
Countrywide Financial Corp.	11,660	474,096
Fannie Mae	17,540	887,524
Freddie Mac	10,770	657,616
Hudson City Bancorp, Inc.	10,700	143,487
		2,162,723

TOTAL FINANCIALS		13,838,917

HEALTH CARE – 12.4%
Biotechnology – 1.2%
Biogen Idec, Inc. (a)	2,735	122,665
Cephalon, Inc. (a)(d)	6,500	426,790
Charles River Laboratories International, Inc. (a)	10,900	515,025

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE – continued
Biotechnology – continued
MedImmune, Inc. (a)	4,600	$ 144,762
ONYX Pharmaceuticals, Inc. (a)	2,100	49,035
		1,258,277
Health Care Equipment & Supplies – 4.1%
Baxter International, Inc.	51,864	1,955,264
Becton, Dickinson & Co.	8,770	552,861
Boston Scientific Corp. (a)	17,100	397,404
CONMED Corp. (a)	3,581	78,102
Dade Behring Holdings, Inc.	1,912	74,568
Fisher Scientific International, Inc. (a)	7,120	502,316
Hospira, Inc. (a)	2,200	84,810
Varian, Inc. (a)	14,100	610,107
Waters Corp. (a)	5,700	258,324
		4,513,756
Health Care Providers & Services – 5.8%
AmerisourceBergen Corp.	11,400	491,910
Chemed Corp.	3,300	179,817
Community Health Systems, Inc. (a)	21,910	794,018
Emdeon Corp. (a)	22,030	251,362
HCA, Inc.	13,340	585,493
Health Net, Inc. (a)	11,100	451,770
Laboratory Corp. of America Holdings (a)	3,500	199,850
McKesson Corp.	18,100	879,479
Omnicare, Inc.	2,300	130,433
Quest Diagnostics, Inc.	18,460	1,028,776
Sunrise Senior Living, Inc. (a)	8,600	319,920
Triad Hospitals, Inc. (a)	7,170	295,404
Universal Health Services, Inc. Class B	15,470	785,721
		6,393,953
Pharmaceuticals – 1.3%
Forest Laboratories, Inc. (a)	1,500	60,570
Schering-Plough Corp.	45,590	880,799
Teva Pharmaceutical Industries Ltd. sponsored ADR	9,200	372,600
Wyeth	1,120	54,510
		1,368,479

TOTAL HEALTH CARE		13,534,465

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – 8.9%
Aerospace & Defense – 0.5%
EADS NV	2,460	$ 97,082
Honeywell International, Inc.	7,240	307,700
Lockheed Martin Corp.	1,130	85,767
Precision Castparts Corp.	1,940	122,181
		612,730
Airlines – 0.7%
ACE Aviation Holdings, Inc. Class A (a)	4,100	113,318
Ryanair Holdings PLC sponsored ADR (a)	6,210	292,367
Southwest Airlines Co.	11,700	189,774
TAM SA (PN) sponsored ADR (ltd. vtg.)	6,500	163,475
		758,934
Building Products 1.1%
American Standard Companies, Inc.	4,900	213,297
Masco Corp.	30,270	965,613
		1,178,910
Commercial Services & Supplies – 1.9%
Allied Waste Industries, Inc. (a)	6,392	90,511
Aramark Corp. Class B	18,800	528,468
Cendant Corp.	7,600	132,468
Manpower, Inc.	4,650	302,948
Navigant Consulting, Inc. (a)	11,600	244,528
Pike Electric Corp.	5,700	109,041
Steelcase, Inc. Class A	12,980	242,986
The Brink’s Co.	8,000	406,400
		2,057,350
Construction & Engineering – 0.7%
Fluor Corp.	8,570	796,239
Industrial Conglomerates – 1.2%
Tyco International Ltd.	49,850	1,313,548
Machinery – 1.3%
Albany International Corp. Class A	5,350	209,185
Briggs & Stratton Corp.	11,400	384,636
Deere & Co.	1,500	131,670
Harsco Corp.	470	39,175
Kennametal, Inc.	1,140	70,509
SPX Corp.	9,450	517,388
Wabash National Corp	4,820	87,242
		1,439,805

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Road & Rail 1.4%
Canadian National Railway Co.	6,310	$ 282,934
Con-way, Inc.	6,300	351,036
Laidlaw International, Inc.	26,825	663,919
Old Dominion Freight Lines, Inc. (a)	6,410	206,402
		1,504,291
Transportation Infrastructure 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	300	9,984
Macquarie Infrastructure Co. Trust	2,927	85,468
		95,452

TOTAL INDUSTRIALS		9,757,259

INFORMATION TECHNOLOGY – 18.7%
Communications Equipment – 1.5%
Alcatel SA sponsored ADR (a)	20,980	302,532
Andrew Corp. (a)	11,730	124,103
Dycom Industries, Inc. (a)	20,330	445,430
Lucent Technologies, Inc. (a)	26,400	73,656
Motorola, Inc.	9,550	203,893
Nokia Corp. sponsored ADR	18,600	421,476
Nortel Networks Corp. (a)	27,400	72,871
		1,643,961
Computers & Peripherals – 4.0%
Diebold, Inc.	6,300	268,065
Emulex Corp. (a)	16,580	300,927
Intermec, Inc. (a)	10,030	265,695
Maxtor Corp. (a)	52,580	508,974
NCR Corp. (a)	15,200	598,880
Seagate Technology	33,600	892,416
Sun Microsystems, Inc. (a)	22,100	110,500
Western Digital Corp. (a)	65,250	1,372,860
		4,318,317
Electronic Equipment & Instruments – 5.8%
Agilent Technologies, Inc. (a)	26,900	1,033,498
Arrow Electronics, Inc. (a)	13,180	477,116
Avnet, Inc. (a)	24,420	638,583
Celestica, Inc. (sub. vtg.) (a)	60,910	684,829
Flextronics International Ltd. (a)	89,770	1,019,787
Ingram Micro, Inc. Class A (a)	13,900	255,621

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – continued
Mettler-Toledo International, Inc. (a)	4,560	$ 295,488
Molex, Inc.	18,000	668,160
Solectron Corp. (a)	57,290	229,160
Symbol Technologies, Inc.	82,470	878,306
Tech Data Corp. (a)	4,468	164,065
Tektronix, Inc.	470	16,600
		6,361,213
IT Services – 1.8%
Accenture Ltd. Class A	2,100	61,047
Ceridian Corp. (a)	47,530	1,151,652
Hewitt Associates, Inc. Class A (a)	20,500	594,295
Satyam Computer Services Ltd. sponsored ADR	4,800	172,704
		1,979,698
Office Electronics – 1.3%
Xerox Corp. (a)	102,370	1,437,275
Semiconductors & Semiconductor Equipment – 2.7%
Actel Corp. (a)	1,664	26,740
AMIS Holdings, Inc. (a)	9,420	97,120
Amkor Technology, Inc. (a)	14,900	180,141
Applied Materials, Inc.	34,800	624,660
ASM International NV (NASDAQ) (a)	9,600	184,800
ASML Holding NV (NY Shares) (a)	29,600	626,040
DSP Group, Inc. (a)	2,469	66,762
Fairchild Semiconductor International, Inc. (a)	18,690	386,322
Microsemi Corp. (a)	100	2,732
MKS Instruments, Inc. (a)	8,952	213,684
National Semiconductor Corp.	19,100	572,618
		2,981,619
Software 1.6%
Cadence Design Systems, Inc. (a)	18,700	353,991
Hyperion Solutions Corp. (a)	6,427	196,795
JDA Software Group, Inc. (a)	2,800	38,248
Sybase, Inc. (a)	4,500	97,965
Symantec Corp. (a)	26,799	438,968
Take-Two Interactive Software, Inc. (a)	13,700	233,585
THQ, Inc. (a)	13,400	343,442
		1,702,994

TOTAL INFORMATION TECHNOLOGY		20,425,077

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

MATERIALS 5.0%
Chemicals – 2.5%
Albemarle Corp.	4,000	$ 191,280
Ashland, Inc.	7,080	466,006
Bayer AG	1,084	50,069
Celanese Corp. Class A	11,200	245,840
Chemtura Corp.	49,104	599,069
Cytec Industries, Inc.	10,600	640,982
Ferro Corp.	8,950	172,556
Georgia Gulf Corp.	1,800	53,388
Israel Chemicals Ltd.	19,300	76,364
OM Group, Inc. (a)	3,100	88,784
OMNOVA Solutions, Inc. (a)	9,992	59,153
PolyOne Corp. (a)	7,290	64,735
Spartech Corp.	2,400	56,712
		2,764,938
Containers & Packaging – 1.2%
Owens Illinois, Inc. (a)	51,481	941,073
Packaging Corp. of America	15,210	341,921
		1,282,994
Metals & Mining – 1.3%
Agnico-Eagle Mines Ltd.	310	11,369
Alcan, Inc.	10,750	561,346
Alcoa, Inc.	15,870	536,089
Newmont Mining Corp.	4,180	243,945
Oregon Steel Mills, Inc. (a)	2,300	113,919
		1,466,668

TOTAL MATERIALS		5,514,600

TELECOMMUNICATION SERVICES – 3.4%
Diversified Telecommunication Services – 2.2%
Alaska Communication Systems Group, Inc.	21,000	264,810
AT&T, Inc.	16,070	421,195
BellSouth Corp.	14,610	493,526
CenturyTel, Inc.	160	6,032
Citizens Communications Co.	22,630	300,526
Iowa Telecommunication Services, Inc.	14,495	261,490
NTELOS Holding Corp.	5,400	75,546
Philippine Long Distance Telephone Co. sponsored ADR	2,800	111,300
Verizon Communications, Inc.	13,440	443,923
		2,378,348

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Common Stocks continued
	Shares	Value (Note 1)

TELECOMMUNICATION SERVICES – continued
Wireless Telecommunication Services – 1.2%
ALLTEL Corp.	9,300	$ 598,641
Dobson Communications Corp. Class A (a)	31,400	282,600
Sprint Nextel Corp.	20,000	496,000
		1,377,241

TOTAL TELECOMMUNICATION SERVICES		3,755,589

UTILITIES – 3.7%
Electric Utilities – 1.8%
Edison International	13,960	564,124
Entergy Corp.	5,770	403,554
Exelon Corp.	6,200	334,800
FPL Group, Inc.	7,900	312,840
PPL Corp.	13,920	404,237
		2,019,555
Independent Power Producers & Energy Traders – 1.2%
AES Corp. (a)	16,430	278,817
Constellation Energy Group, Inc.	4,400	241,648
NRG Energy, Inc. (a)	8,600	409,274
TXU Corp.	8,080	401,010
		1,330,749
Multi-Utilities – 0.7%
CMS Energy Corp. (a)	2,300	30,636
PG&E Corp.	11,200	446,208
Public Service Enterprise Group, Inc.	4,300	269,610
		746,454

TOTAL UTILITIES		4,096,758

TOTAL COMMON STOCKS
(Cost $91,771,205)		103,036,868

Preferred Stocks 0.4%

Convertible Preferred Stocks 0.4%

CONSUMER DISCRETIONARY – 0.1%
Automobiles – 0.1%
General Motors Corp. Series A, 4.50%	4,800	113,280

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Preferred Stocks continued
	Shares	Value (Note 1)
Convertible Preferred Stocks continued

CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure 0.0%
Six Flags, Inc. 7.25% PIERS	750	$ 17,183

TOTAL CONSUMER DISCRETIONARY		130,463

MATERIALS 0.2%
Containers & Packaging – 0.2%
Owens Illinois, Inc. 4.75%	4,170	144,908
UTILITIES – 0.1%
Multi-Utilities – 0.1%
Dominion Resources, Inc. 8.75%	2,590	133,149

TOTAL CONVERTIBLE PREFERRED STOCKS		408,520
Nonconvertible Preferred Stocks 0.0%

FINANCIALS – 0.0%
Thrifts & Mortgage Finance – 0.0%
Fannie Mae 7.00%	1,300	70,720
TOTAL PREFERRED STOCKS
(Cost $493,057)		479,240

Nonconvertible Bonds 0.1%
	Principal
	Amount

CONSUMER DISCRETIONARY – 0.0%
Leisure Equipment & Products – 0.0%
K2, Inc. 7.375% 7/1/14	$ 10,000	10,000
HEALTH CARE – 0.1%
Health Care Providers & Services – 0.1%
Tenet Healthcare Corp. 6.375% 12/1/11	30,000	27,825
INFORMATION TECHNOLOGY – 0.0%
Electronic Equipment & Instruments – 0.0%
Celestica, Inc. 7.875% 7/1/11	20,000	20,450
TOTAL NONCONVERTIBLE BONDS
(Cost $56,931)		58,275

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Money Market Funds 7.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.8% (b)	5,784,542	$ 5,784,542
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c) .	2,132,700	2,132,700
TOTAL MONEY MARKET FUNDS
(Cost $7,917,242)		7,917,242
TOTAL INVESTMENT PORTFOLIO 101.8%
(Cost $100,238,435)		111,491,625
NET OTHER ASSETS – (1.8)%		(2,020,821)
NET ASSETS 100%		$ 109,470,804

Security Type Abbreviation
PIERS	—	Preferred Income Equity
Redeemable Securities

Legend

(a) Non income producing

(b) Affiliated fund that is available only to
investment companies and other accounts
managed by Fidelity Investments. The rate
quoted is the annualized seven day yield
of the fund at period end. A complete
unaudited listing of the fund’s holdings as
of its most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security is on
loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$ 123,610
Fidelity Securities Lending Cash Central Fund	1,142
Total	$ 124,752

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	90.0%
Cayman Islands	1.8%
Canada	1.7%
Others (individually less than 1%) .	6.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $2,072,322)
See accompanying schedule:
Unaffiliated issuers (cost $92,321,193)	$ 103,574,383
Affiliated Central Funds (cost $7,917,242)	7,917,242
Total Investments (cost $100,238,435)		$ 111,491,625
Receivable for investments sold		208,052
Receivable for fund shares sold		785,888
Dividends receivable		59,056
Interest receivable		28,480
Prepaid expenses		141
Receivable from investment adviser for expense
reductions		9,617
Other receivables		2,242
Total assets		112,585,101

Liabilities
Payable for investments purchased	$ 656,587
Payable for fund shares redeemed	162,050
Accrued management fee	49,817
Distribution fees payable	47,761
Other affiliated payables	30,571
Other payables and accrued expenses	34,811
Collateral on securities loaned, at value	2,132,700
Total liabilities		3,114,297

Net Assets		$ 109,470,804
Net Assets consist of:
Paid in capital		$ 95,777,778
Accumulated net investment loss		(64,692)
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		2,504,536
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		11,253,182
Net Assets		$ 109,470,804

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Statement of Assets and Liabilities continued
April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($35,631,406 ÷ 2,469,701 shares)	$ 14.43

Maximum offering price per share (100/94.25 of $14.43)	$ 15.31
Class T:
Net Asset Value and redemption price per share
($39,228,872 ÷ 2,728,625 shares)	$ 14.38

Maximum offering price per share (100/96.50 of $14.38)	$ 14.90
Class B:
Net Asset Value and offering price per share
($14,591,089 ÷ 1,021,489 shares)A	$ 14.28

Class C:
Net Asset Value and offering price per share
($15,713,106 ÷ 1,101,587 shares)A	$ 14.26

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($4,306,331 ÷ 297,261 shares)	$ 14.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$ 478,787
Interest		2,354
Income from affiliated Central Funds		124,752
Total income		605,893

Expenses
Management fee	$ 245,982
Transfer agent fees	143,372
Distribution fees	244,750
Accounting and security lending fees	17,936
Independent trustees’ compensation	157
Custodian fees and expenses	34,162
Registration fees	54,936
Audit	23,336
Legal	241
Miscellaneous	2,243
Total expenses before reductions	767,115
Expense reductions	(95,914)	671,201

Net investment income (loss)		(65,308)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,578,832
Foreign currency transactions	(197)
Total net realized gain (loss)		2,578,635
Change in net unrealized appreciation (depreciation) on:
Investment securities	8,374,011
Assets and liabilities in foreign currencies	135
Total change in net unrealized appreciation
(depreciation)		8,374,146
Net gain (loss)		10,952,781
Net increase (decrease) in net assets resulting from
operations		$ 10,887,473

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 22

Statement of Changes in Net Assets
	Six months ended		Year ended
	April 30, 2006		October 31,
	(Unaudited)		2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (65,308)	$	$ (122,204)
Net realized gain (loss)	2,578,635		1,215,382
Change in net unrealized appreciation (depreciation) .	8,374,146		2,150,637
Net increase (decrease) in net assets resulting
from operations	10,887,473		3,243,815
Distributions to shareholders from net realized gain	(1,071,108)		(25,096)
Share transactions - net increase (decrease)	37,820,488		43,755,669
Total increase (decrease) in net assets	47,636,853		46,974,388

Net Assets
Beginning of period	61,833,951		14,859,563
End of period (including accumulated net investment
loss of $64,692 and undistributed net investment
income of $616, respectively)	$ 109,470,804		$ 61,833,951

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Financial Highlights Class A

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 12.72	$ 11.10	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.01	.01	(.02)F
Net realized and unrealized gain (loss)	1.93	1.64	1.12
Total from investment operations	1.94	1.65	1.10
Distributions from net realized gain	(.23)	(.03)	—
Net asset value, end of period	$ 14.43	$ 12.72	$ 11.10
Total ReturnB,C,D	15.39%	14.84%	11.00%
Ratios to Average Net AssetsH
Expenses before reductions	1.46%A	1.62%	4.33%A
Expenses net of fee waivers, if any	1.25%A	1.27%	1.50%A
Expenses net of all reductions	1.23%A	1.26%	1.48%A
Net investment income (loss)	.16%A	.04%	(.17)%A
Supplemental Data
Net assets, end of period (000 omitted)	$35,631	$15,657	$2,543
Portfolio turnover rate	36%A	25%	30%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.01 per share.
G For the period December 23, 2003 (commencement of operations) to October 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Financial Highlights Class T

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 12.67	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.01)	(.03)	(.04)F
Net realized and unrealized gain (loss)	1.92	1.64	1.12
Total from investment operations	1.91	1.61	1.08
Distributions from net realized gain	(.20)	(.02)	—
Net asset value, end of period	$ 14.38	$ 12.67	$ 11.08
Total ReturnB,C,D	15.22%	14.54%	10.80%
Ratios to Average Net AssetsH
Expenses before reductions	1.69%A	1.86%	4.29%A
Expenses net of fee waivers, if any	1.50%A	1.53%	1.75%A
Expenses net of all reductions	1.49%A	1.52%	1.73%A
Net investment income (loss)	(.09)%A	(.21)%	(.42)%A
Supplemental Data
Net assets, end of period (000 omitted)	$39,229	$22,938	$5,581
Portfolio turnover rate	36%A	25%	30%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.01 per share.
G For the period December 23, 2003 (commencement of operations) to October 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Financial Highlights Class B

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 12.57	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.04)	(.09)	(.08)F
Net realized and unrealized gain (loss)	1.90	1.64	1.11
Total from investment operations	1.86	1.55	1.03
Distributions from net realized gain	(.15)	(.01)	—
Net asset value, end of period	$ 14.28	$ 12.57	$ 11.03
Total ReturnB,C,D	14.87%	14.01%	10.30%
Ratios to Average Net AssetsH
Expenses before reductions	2.24%A	2.44%	5.09%A
Expenses net of fee waivers, if any	2.00%A	2.04%	2.25%A
Expenses net of all reductions	1.99%A	2.02%	2.23%A
Net investment income (loss)	(.59)%A	(.72)%	(.93)%A
Supplemental Data
Net assets, end of period (000 omitted)	$14,591	$12,084	$3,473
Portfolio turnover rate	36%A	25%	30%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.01 per share.
G For the period December 23, 2003 (commencement of operations) to October 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Financial Highlights Class C

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 12.57	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.04)	(.09)	(.08)F
Net realized and unrealized gain (loss)	1.90	1.63	1.11
Total from investment operations	1.86	1.54	1.03
Distributions from net realized gain	(.17)	—	—
Net asset value, end of period	$ 14.26	$ 12.57	$ 11.03
Total ReturnB,C,D	14.88%	13.96%	10.30%
Ratios to Average Net AssetsH
Expenses before reductions	2.24%A	2.42%	5.11%A
Expenses net of fee waivers, if any	2.00%A	2.03%	2.25%A
Expenses net of all reductions	1.98%A	2.02%	2.23%A
Net investment income (loss)	(.59)%A	(.71)%	(.93)%A
Supplemental Data
Net assets, end of period (000 omitted)	$15,713	$9,007	$2,372
Portfolio turnover rate	36%A	25%	30%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.01 per share.
G For the period December 23, 2003 (commencement of operations) to October 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Financial Highlights Institutional Class

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 12.79	$ 11.13	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.03	.03	.01E
Net realized and unrealized gain (loss)	1.93	1.66	1.12
Total from investment operations	1.96	1.69	1.13
Distributions from net realized gain	(.26)	(.03)	—
Net asset value, end of period	$ 14.49	$ 12.79	$ 11.13
Total ReturnB,C	15.45%	15.16%	11.30%
Ratios to Average Net AssetsG
Expenses before reductions	1.10%A	1.32%	4.35%A
Expenses net of fee waivers, if any	1.00%A	1.05%	1.25%A
Expenses net of all reductions	.99%A	1.03%	1.23%A
Net investment income (loss)	.41%A	.27%	.07%A
Supplemental Data
Net assets, end of period (000 omitted)	$4,306	$2,148	$891
Portfolio turnover rate	36%A	25%	30%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Investment income per share reflects a special dividend which amounted to $.01 per share.
F For the period December 23, 2003 (commencement of operations) to October 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Value Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

29 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued
Security Valuation continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the trans action date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund

Semiannual Report

30

1. Significant Accounting Policies continued
Investment Transactions and Income continued

estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 13,634,873
Unrealized depreciation	(2,457,188)
Net unrealized appreciation (depreciation)	$ 11,177,685
Cost for federal income tax purposes	$ 100,313,940

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which

31 Semiannual Report

Notes to Financial Statements (Unaudited) continued
2. Operating Policies continued
Repurchase Agreements continued

are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $48,770,740 and $14,696,625, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Dis tribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$ 31,320	$ 883
Class T	.25%	.25%	79,722	1,628
Class B	.75%	.25%	70,355	53,317
Class C	.75%	.25%	63,353	35,648
			$ 244,750	$ 91,476

Semiannual Report		32

4. Fees and Other Transactions with Affiliates continued

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial inter mediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$ 44,226
Class T	8,925
Class B*	10,130
Class C*	3,058
$ 66,339

*	When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of share holder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets*
Class A	$ 42,270.34
Class T	49,692.31
Class B	24,867.35
Class C	22,923.36
Institutional Class	3,620.24
	$ 143,372
* Annualized

33 Semiannual Report

Notes to Financial Statements (Unaudited) continued
4. Fees and Other Transactions with Affiliates continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,036 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $117 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses

Semiannual Report

34

6. Security Lending continued

associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $1,142.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser

Class A	1.25%	$ 26,819
Class T	1.50%	30,450
Class B	2.00%	16,654
Class C	2.00%	15,337
Institutional Class	1.00%	1,608
		$ 90,868

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $4,891 for the period. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $155.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

35 Semiannual Report

Notes to Financial Statements (Unaudited) continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

			Six months ended	Year ended
			April 30, 2006	October 31, 2005
From net realized gain
Class A			$ 340,660	$ 7,329
Class T			396,989	13,268
Class B			153,858	2,417
Class C			136,860	—
Institutional Class			42,741	2,082
Total			$ 1,071,108	$ 25,096

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30, 2006	October 31, 2005	April 30, 2006	October 31, 2005
Class A
Shares sold	1,481,345	1,099,808	$ 20,607,809	$ 13,754,468
Reinvestment of distributions .	23,516	587	315,822	6,977
Shares redeemed	(265,599)	(99,027)	(3,668,091)	(1,247,789)
Net increase (decrease)	1,239,262	1,001,368	$ 17,255,540	$ 12,513,656
Class T
Shares sold	1,242,878	1,615,669	$ 17,176,558	$ 19,869,085
Reinvestment of distributions .	28,107	1,099	376,638	13,031
Shares redeemed	(352,285)	(310,571)	(4,870,485)	(3,851,578)
Net increase (decrease)	918,700	1,306,197	$ 12,682,711	$ 16,030,538
Class B
Shares sold	256,570	811,087	$ 3,487,594	$ 9,886,594
Reinvestment of distributions .	10,801	191	144,088	2,259
Shares redeemed	(206,980)	(164,955)	(2,848,303)	(2,048,294)
Net increase (decrease)	60,391	646,323	$ 783,379	$ 7,840,559
Class C
Shares sold	507,461	602,286	$ 6,962,453	$ 7,493,123
Reinvestment of distributions .	9,282	—	123,634	—
Shares redeemed	(131,501)	(100,922)	(1,809,034)	(1,241,651)
Net increase (decrease)	385,242	501,364	$ 5,277,053	$ 6,251,472
Institutional Class
Shares sold	175,641	95,741	$ 2,467,634	$ 1,219,221
Reinvestment of distributions .	2,506	173	33,787	2,058
Shares redeemed	(48,870)	(7,981)	(679,616)	(101,835)
Net increase (decrease)	129,277	87,933	$ 1,821,805	$ 1,119,444

Semiannual Report		36

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Value Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

37 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

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45 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International
Investment Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Mellon Bank, N.A.
Pittsburgh, PA

FAV USAN-0606 1.800649.102

Fidelity® Advisor Value Fund - Institutional Class

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	20	Statements of assets and liabilities,
		operations, and changes in net assets, as
		well as financial highlights.
Notes	29	Notes to the financial statements.
Board Approval of	37
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle invest ing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

4

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$ 1,000.00	$ 1,153.90	$ 6.68
HypotheticalA	$ 1,000.00	$ 1,018.60	$ 6.26
Class T
Actual	$ 1,000.00	$ 1,152.20	$ 8.00
HypotheticalA	$ 1,000.00	$ 1,017.36	$ 7.50
Class B
Actual	$ 1,000.00	$ 1,148.70	$ 10.66
HypotheticalA	$ 1,000.00	$ 1,014.88	$ 9.99
Class C
Actual	$ 1,000.00	$ 1,148.80	$ 10.66
HypotheticalA	$ 1,000.00	$ 1,014.88	$ 9.99
Institutional Class
Actual	$ 1,000.00	$ 1,154.50	$ 5.34
HypotheticalA	$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	1.00%

5 Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Baxter International, Inc.	1.8	1.5
Safeway, Inc.	1.3	1.2
Xerox Corp.	1.3	1.5
Western Digital Corp.	1.3	1.0
Tyco International Ltd.	1.2	1.1
Halliburton Co.	1.2	1.0
Avon Products, Inc.	1.1	0.1
Ceridian Corp.	1.0	1.2
National Oilwell Varco, Inc.	1.0	1.0
Agilent Technologies, Inc.	1.0	0.9
	12.2
Top Five Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	18.7	19.6
Consumer Discretionary	15.4	14.5
Financials	12.6	12.0
Health Care	12.5	13.9
Industrials	8.9	10.4

Semiannual Report 6

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets
Common Stocks 94.1%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – 15.3%
Auto Components 0.2%
BorgWarner, Inc.	3,600	$ 218,628
Automobiles – 0.3%
Monaco Coach Corp.	2,900	40,368
Nissan Motor Co. Ltd.	19,102	251,478
		291,846
Diversified Consumer Services – 0.1%
Service Corp. International (SCI)	5,800	46,690
Hotels, Restaurants & Leisure 3.6%
Applebee’s International, Inc.	3,900	90,519
Brinker International, Inc.	15,120	592,099
Carnival Corp. unit	19,900	931,718
Domino’s Pizza, Inc.	2,200	57,926
Gaylord Entertainment Co. (a)	5,400	238,950
Harrah’s Entertainment, Inc.	1,254	102,377
OSI Restaurant Partners, Inc.	14,950	638,365
Rare Hospitality International, Inc. (a)	4,700	146,264
Royal Caribbean Cruises Ltd.	22,560	942,782
WMS Industries, Inc. (a)	7,500	234,375
		3,975,375
Household Durables – 1.6%
Jarden Corp. (a)	8,200	278,800
Leggett & Platt, Inc.	19,400	514,682
Matsushita Electric Industrial Co. Ltd.	7,000	169,470
Newell Rubbermaid, Inc.	15,290	419,252
Sealy Corp., Inc.	3,000	47,850
Sony Corp. sponsored ADR	2,000	97,880
The Stanley Works	5,000	261,250
		1,789,184
Leisure Equipment & Products – 1.5%
Brunswick Corp.	16,230	636,541
Eastman Kodak Co. (d)	33,400	900,464
K2, Inc. (a)	12,260	144,545
		1,681,550
Media – 3.2%
CBS Corp. Class B	3,012	76,716
Clear Channel Communications, Inc.	18,900	539,217
E.W. Scripps Co. Class A	5,540	255,283
Gannett Co., Inc.	14,100	775,500
Lamar Advertising Co. Class A (a)	7,400	406,926

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Media – continued
Live Nation, Inc. (a)	3,462	$ 65,778
Omnicom Group, Inc.	2,300	207,023
The New York Times Co. Class A (d)	16,900	418,951
The Reader’s Digest Association, Inc. (non-vtg.)	17,210	237,154
Tribune Co.	7,000	201,810
Viacom, Inc. Class B (non-vtg.) (a)	6,712	267,339
		3,451,697
Multiline Retail – 1.3%
Big Lots, Inc. (a)	28,680	414,426
Dollar General Corp.	17,900	312,534
Family Dollar Stores, Inc.	27,300	682,500
		1,409,460
Specialty Retail – 3.0%
AnnTaylor Stores Corp. (a)	13,300	496,489
AutoNation, Inc. (a)	4,702	105,889
AutoZone, Inc. (a)	100	9,361
Best Buy Co., Inc.	2,300	130,318
Gap, Inc.	21,900	396,171
Hot Topic, Inc. (a)	8,000	118,640
Office Depot, Inc. (a)	4,260	172,871
OfficeMax, Inc.	17,000	657,900
Pier 1 Imports, Inc. (d)	31,730	382,981
RadioShack Corp.	1,100	18,700
Sports Authority, Inc. (a)	10,800	401,328
Tiffany & Co., Inc.	12,600	439,614
		3,330,262
Textiles, Apparel & Luxury Goods – 0.5%
Liz Claiborne, Inc.	11,340	442,827
Warnaco Group, Inc. (a)	3,100	69,068
		511,895

TOTAL CONSUMER DISCRETIONARY		16,706,587

CONSUMER STAPLES 5.2%
Beverages – 0.7%
Coca-Cola Enterprises, Inc.	18,175	354,958
Cott Corp. (a)	10,900	162,915
SABMiller PLC	10,100	213,118
		730,991

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER STAPLES – continued
Food & Staples Retailing – 1.6%
Kroger Co.	15,400	$ 312,004
Safeway, Inc.	58,620	1,473,121
		1,785,125
Food Products 0.7%
Corn Products International, Inc.	16,200	453,600
McCormick & Co., Inc. (non-vtg.)	3,799	132,319
TreeHouse Foods, Inc. (a)	6,378	167,104
		753,023
Household Products – 0.6%
Colgate-Palmolive Co.	11,300	668,056
Personal Products 1.1%
Avon Products, Inc.	36,000	1,173,960
Tobacco 0.5%
Altria Group, Inc.	7,800	570,648

TOTAL CONSUMER STAPLES		5,681,803

ENERGY 8.9%
Energy Equipment & Services – 8.1%
Baker Hughes, Inc.	6,100	493,063
BJ Services Co.	11,740	446,707
Cooper Cameron Corp. (a)	17,400	874,176
ENSCO International, Inc.	8,070	431,664
FMC Technologies, Inc. (a)	12,230	667,513
GlobalSantaFe Corp.	7,900	483,559
Halliburton Co.	16,200	1,266,030
Helmerich & Payne, Inc.	5,630	409,526
Nabors Industries Ltd. (a)	3,840	143,347
National Oilwell Varco, Inc. (a)	15,880	1,095,244
Noble Corp.	6,590	520,215
Pride International, Inc. (a)	4,690	163,634
Smith International, Inc.	17,300	730,579
Transocean, Inc. (a)	7,430	602,350
Weatherford International Ltd. (a)	9,620	509,187
		8,836,794
Oil, Gas & Consumable Fuels – 0.8%
Double Hull Tankers, Inc.	2,300	29,440
El Paso Corp.	9,500	122,645
EOG Resources, Inc.	8,100	568,863

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
EXCO Resources, Inc.	7,700	$ 98,791
McMoRan Exploration Co. (a)(d)	4,000	69,280
		889,019

TOTAL ENERGY		9,725,813

FINANCIALS – 12.6%
Capital Markets 1.3%
Ameriprise Financial, Inc.	1,000	49,040
Janus Capital Group, Inc.	12,830	249,672
Lehman Brothers Holdings, Inc.	320	48,368
Merrill Lynch & Co., Inc.	9,400	716,844
State Street Corp.	4,200	274,344
TD Ameritrade Holding Corp.	7,200	133,632
		1,471,900
Commercial Banks – 1.4%
Bank of America Corp.	5,968	297,923
FirstRand Ltd.	20,200	66,521
National Australia Bank Ltd.	3,400	97,104
Popular, Inc.	900	18,612
UnionBanCal Corp.	4,750	332,928
Wachovia Corp.	12,950	775,058
		1,588,146
Consumer Finance – 0.1%
Capital One Financial Corp.	1,000	86,640
Diversified Financial Services – 0.3%
JPMorgan Chase & Co.	7,200	326,736
NETeller PLC (a)	2,000	28,268
		355,004
Insurance – 3.7%
AFLAC, Inc.	10,750	511,055
AMBAC Financial Group, Inc.	8,260	680,294
Genworth Financial, Inc. Class A (non-vtg.)	5,300	175,960
Marsh & McLennan Companies, Inc.	5,820	178,499
MBIA, Inc.	11,890	709,001
MetLife, Inc.	5,660	294,886
Montpelier Re Holdings Ltd.	1,900	30,685
Prudential Financial, Inc.	4,600	359,398
Reinsurance Group of America, Inc.	2,100	101,010

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Insurance – continued
Scottish Re Group Ltd.	7,070	$ 164,236
The St. Paul Travelers Companies, Inc.	11,230	494,457
Universal American Financial Corp. (a)	2,900	42,746
Willis Group Holdings Ltd.	7,800	274,170
		4,016,397
Real Estate 3.8%
Alexandria Real Estate Equities, Inc.	2,900	262,740
American Financial Realty Trust (SBI)	12,800	145,664
Annaly Mortgage Management, Inc.	5,800	78,126
Developers Diversified Realty Corp.	5,200	276,640
Digital Realty Trust, Inc.	2,800	78,960
Duke Realty Corp.	5,790	204,966
Education Realty Trust, Inc.	7,100	105,932
Equity Office Properties Trust	5,900	190,570
Equity Residential (SBI)	8,100	363,447
General Growth Properties, Inc.	11,320	531,474
GMH Communities Trust	5,100	62,730
Kimco Realty Corp.	9,500	352,735
Pennsylvania (REIT) (SBI)	6,000	243,360
Reckson Associates Realty Corp.	6,700	272,556
SL Green Realty Corp.	1,500	148,500
Trizec Properties, Inc.	7,500	187,650
United Dominion Realty Trust, Inc. (SBI)	11,600	315,404
Vornado Realty Trust	3,520	336,653
		4,158,107
Thrifts & Mortgage Finance – 2.0%
Countrywide Financial Corp.	11,660	474,096
Fannie Mae	17,540	887,524
Freddie Mac	10,770	657,616
Hudson City Bancorp, Inc.	10,700	143,487
		2,162,723

TOTAL FINANCIALS		13,838,917

HEALTH CARE – 12.4%
Biotechnology – 1.2%
Biogen Idec, Inc. (a)	2,735	122,665
Cephalon, Inc. (a)(d)	6,500	426,790
Charles River Laboratories International, Inc. (a)	10,900	515,025

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE – continued
Biotechnology – continued
MedImmune, Inc. (a)	4,600	$ 144,762
ONYX Pharmaceuticals, Inc. (a)	2,100	49,035
		1,258,277
Health Care Equipment & Supplies – 4.1%
Baxter International, Inc.	51,864	1,955,264
Becton, Dickinson & Co.	8,770	552,861
Boston Scientific Corp. (a)	17,100	397,404
CONMED Corp. (a)	3,581	78,102
Dade Behring Holdings, Inc.	1,912	74,568
Fisher Scientific International, Inc. (a)	7,120	502,316
Hospira, Inc. (a)	2,200	84,810
Varian, Inc. (a)	14,100	610,107
Waters Corp. (a)	5,700	258,324
		4,513,756
Health Care Providers & Services – 5.8%
AmerisourceBergen Corp.	11,400	491,910
Chemed Corp.	3,300	179,817
Community Health Systems, Inc. (a)	21,910	794,018
Emdeon Corp. (a)	22,030	251,362
HCA, Inc.	13,340	585,493
Health Net, Inc. (a)	11,100	451,770
Laboratory Corp. of America Holdings (a)	3,500	199,850
McKesson Corp.	18,100	879,479
Omnicare, Inc.	2,300	130,433
Quest Diagnostics, Inc.	18,460	1,028,776
Sunrise Senior Living, Inc. (a)	8,600	319,920
Triad Hospitals, Inc. (a)	7,170	295,404
Universal Health Services, Inc. Class B	15,470	785,721
		6,393,953
Pharmaceuticals – 1.3%
Forest Laboratories, Inc. (a)	1,500	60,570
Schering-Plough Corp.	45,590	880,799
Teva Pharmaceutical Industries Ltd. sponsored ADR	9,200	372,600
Wyeth	1,120	54,510
		1,368,479

TOTAL HEALTH CARE		13,534,465

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – 8.9%
Aerospace & Defense – 0.5%
EADS NV	2,460	$ 97,082
Honeywell International, Inc.	7,240	307,700
Lockheed Martin Corp.	1,130	85,767
Precision Castparts Corp.	1,940	122,181
		612,730
Airlines – 0.7%
ACE Aviation Holdings, Inc. Class A (a)	4,100	113,318
Ryanair Holdings PLC sponsored ADR (a)	6,210	292,367
Southwest Airlines Co.	11,700	189,774
TAM SA (PN) sponsored ADR (ltd. vtg.)	6,500	163,475
		758,934
Building Products 1.1%
American Standard Companies, Inc.	4,900	213,297
Masco Corp.	30,270	965,613
		1,178,910
Commercial Services & Supplies – 1.9%
Allied Waste Industries, Inc. (a)	6,392	90,511
Aramark Corp. Class B	18,800	528,468
Cendant Corp.	7,600	132,468
Manpower, Inc.	4,650	302,948
Navigant Consulting, Inc. (a)	11,600	244,528
Pike Electric Corp.	5,700	109,041
Steelcase, Inc. Class A	12,980	242,986
The Brink’s Co.	8,000	406,400
		2,057,350
Construction & Engineering – 0.7%
Fluor Corp.	8,570	796,239
Industrial Conglomerates – 1.2%
Tyco International Ltd.	49,850	1,313,548
Machinery – 1.3%
Albany International Corp. Class A	5,350	209,185
Briggs & Stratton Corp.	11,400	384,636
Deere & Co.	1,500	131,670
Harsco Corp.	470	39,175
Kennametal, Inc.	1,140	70,509
SPX Corp.	9,450	517,388
Wabash National Corp	4,820	87,242
		1,439,805

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Road & Rail 1.4%
Canadian National Railway Co.	6,310	$ 282,934
Con-way, Inc.	6,300	351,036
Laidlaw International, Inc.	26,825	663,919
Old Dominion Freight Lines, Inc. (a)	6,410	206,402
		1,504,291
Transportation Infrastructure 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	300	9,984
Macquarie Infrastructure Co. Trust	2,927	85,468
		95,452

TOTAL INDUSTRIALS		9,757,259

INFORMATION TECHNOLOGY – 18.7%
Communications Equipment – 1.5%
Alcatel SA sponsored ADR (a)	20,980	302,532
Andrew Corp. (a)	11,730	124,103
Dycom Industries, Inc. (a)	20,330	445,430
Lucent Technologies, Inc. (a)	26,400	73,656
Motorola, Inc.	9,550	203,893
Nokia Corp. sponsored ADR	18,600	421,476
Nortel Networks Corp. (a)	27,400	72,871
		1,643,961
Computers & Peripherals – 4.0%
Diebold, Inc.	6,300	268,065
Emulex Corp. (a)	16,580	300,927
Intermec, Inc. (a)	10,030	265,695
Maxtor Corp. (a)	52,580	508,974
NCR Corp. (a)	15,200	598,880
Seagate Technology	33,600	892,416
Sun Microsystems, Inc. (a)	22,100	110,500
Western Digital Corp. (a)	65,250	1,372,860
		4,318,317
Electronic Equipment & Instruments – 5.8%
Agilent Technologies, Inc. (a)	26,900	1,033,498
Arrow Electronics, Inc. (a)	13,180	477,116
Avnet, Inc. (a)	24,420	638,583
Celestica, Inc. (sub. vtg.) (a)	60,910	684,829
Flextronics International Ltd. (a)	89,770	1,019,787
Ingram Micro, Inc. Class A (a)	13,900	255,621

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – continued
Mettler-Toledo International, Inc. (a)	4,560	$ 295,488
Molex, Inc.	18,000	668,160
Solectron Corp. (a)	57,290	229,160
Symbol Technologies, Inc.	82,470	878,306
Tech Data Corp. (a)	4,468	164,065
Tektronix, Inc.	470	16,600
		6,361,213
IT Services – 1.8%
Accenture Ltd. Class A	2,100	61,047
Ceridian Corp. (a)	47,530	1,151,652
Hewitt Associates, Inc. Class A (a)	20,500	594,295
Satyam Computer Services Ltd. sponsored ADR	4,800	172,704
		1,979,698
Office Electronics – 1.3%
Xerox Corp. (a)	102,370	1,437,275
Semiconductors & Semiconductor Equipment – 2.7%
Actel Corp. (a)	1,664	26,740
AMIS Holdings, Inc. (a)	9,420	97,120
Amkor Technology, Inc. (a)	14,900	180,141
Applied Materials, Inc.	34,800	624,660
ASM International NV (NASDAQ) (a)	9,600	184,800
ASML Holding NV (NY Shares) (a)	29,600	626,040
DSP Group, Inc. (a)	2,469	66,762
Fairchild Semiconductor International, Inc. (a)	18,690	386,322
Microsemi Corp. (a)	100	2,732
MKS Instruments, Inc. (a)	8,952	213,684
National Semiconductor Corp.	19,100	572,618
		2,981,619
Software 1.6%
Cadence Design Systems, Inc. (a)	18,700	353,991
Hyperion Solutions Corp. (a)	6,427	196,795
JDA Software Group, Inc. (a)	2,800	38,248
Sybase, Inc. (a)	4,500	97,965
Symantec Corp. (a)	26,799	438,968
Take-Two Interactive Software, Inc. (a)	13,700	233,585
THQ, Inc. (a)	13,400	343,442
		1,702,994

TOTAL INFORMATION TECHNOLOGY		20,425,077

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

MATERIALS 5.0%
Chemicals – 2.5%
Albemarle Corp.	4,000	$ 191,280
Ashland, Inc.	7,080	466,006
Bayer AG	1,084	50,069
Celanese Corp. Class A	11,200	245,840
Chemtura Corp.	49,104	599,069
Cytec Industries, Inc.	10,600	640,982
Ferro Corp.	8,950	172,556
Georgia Gulf Corp.	1,800	53,388
Israel Chemicals Ltd.	19,300	76,364
OM Group, Inc. (a)	3,100	88,784
OMNOVA Solutions, Inc. (a)	9,992	59,153
PolyOne Corp. (a)	7,290	64,735
Spartech Corp.	2,400	56,712
		2,764,938
Containers & Packaging – 1.2%
Owens Illinois, Inc. (a)	51,481	941,073
Packaging Corp. of America	15,210	341,921
		1,282,994
Metals & Mining – 1.3%
Agnico-Eagle Mines Ltd.	310	11,369
Alcan, Inc.	10,750	561,346
Alcoa, Inc.	15,870	536,089
Newmont Mining Corp.	4,180	243,945
Oregon Steel Mills, Inc. (a)	2,300	113,919
		1,466,668

TOTAL MATERIALS		5,514,600

TELECOMMUNICATION SERVICES – 3.4%
Diversified Telecommunication Services – 2.2%
Alaska Communication Systems Group, Inc.	21,000	264,810
AT&T, Inc.	16,070	421,195
BellSouth Corp.	14,610	493,526
CenturyTel, Inc.	160	6,032
Citizens Communications Co.	22,630	300,526
Iowa Telecommunication Services, Inc.	14,495	261,490
NTELOS Holding Corp.	5,400	75,546
Philippine Long Distance Telephone Co. sponsored ADR	2,800	111,300
Verizon Communications, Inc.	13,440	443,923
		2,378,348

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Common Stocks continued
	Shares	Value (Note 1)

TELECOMMUNICATION SERVICES – continued
Wireless Telecommunication Services – 1.2%
ALLTEL Corp.	9,300	$ 598,641
Dobson Communications Corp. Class A (a)	31,400	282,600
Sprint Nextel Corp.	20,000	496,000
		1,377,241

TOTAL TELECOMMUNICATION SERVICES		3,755,589

UTILITIES – 3.7%
Electric Utilities – 1.8%
Edison International	13,960	564,124
Entergy Corp.	5,770	403,554
Exelon Corp.	6,200	334,800
FPL Group, Inc.	7,900	312,840
PPL Corp.	13,920	404,237
		2,019,555
Independent Power Producers & Energy Traders – 1.2%
AES Corp. (a)	16,430	278,817
Constellation Energy Group, Inc.	4,400	241,648
NRG Energy, Inc. (a)	8,600	409,274
TXU Corp.	8,080	401,010
		1,330,749
Multi-Utilities – 0.7%
CMS Energy Corp. (a)	2,300	30,636
PG&E Corp.	11,200	446,208
Public Service Enterprise Group, Inc.	4,300	269,610
		746,454

TOTAL UTILITIES		4,096,758

TOTAL COMMON STOCKS
(Cost $91,771,205)		103,036,868

Preferred Stocks 0.4%

Convertible Preferred Stocks 0.4%

CONSUMER DISCRETIONARY – 0.1%
Automobiles – 0.1%
General Motors Corp. Series A, 4.50%	4,800	113,280

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Preferred Stocks continued
	Shares	Value (Note 1)
Convertible Preferred Stocks continued

CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure 0.0%
Six Flags, Inc. 7.25% PIERS	750	$ 17,183

TOTAL CONSUMER DISCRETIONARY		130,463

MATERIALS 0.2%
Containers & Packaging – 0.2%
Owens Illinois, Inc. 4.75%	4,170	144,908
UTILITIES – 0.1%
Multi-Utilities – 0.1%
Dominion Resources, Inc. 8.75%	2,590	133,149

TOTAL CONVERTIBLE PREFERRED STOCKS		408,520
Nonconvertible Preferred Stocks 0.0%

FINANCIALS – 0.0%
Thrifts & Mortgage Finance – 0.0%
Fannie Mae 7.00%	1,300	70,720
TOTAL PREFERRED STOCKS
(Cost $493,057)		479,240

Nonconvertible Bonds 0.1%
	Principal
	Amount

CONSUMER DISCRETIONARY – 0.0%
Leisure Equipment & Products – 0.0%
K2, Inc. 7.375% 7/1/14	$ 10,000	10,000
HEALTH CARE – 0.1%
Health Care Providers & Services – 0.1%
Tenet Healthcare Corp. 6.375% 12/1/11	30,000	27,825
INFORMATION TECHNOLOGY – 0.0%
Electronic Equipment & Instruments – 0.0%
Celestica, Inc. 7.875% 7/1/11	20,000	20,450
TOTAL NONCONVERTIBLE BONDS
(Cost $56,931)		58,275

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Money Market Funds 7.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 4.8% (b)	5,784,542	$ 5,784,542
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c) .	2,132,700	2,132,700
TOTAL MONEY MARKET FUNDS
(Cost $7,917,242)		7,917,242
TOTAL INVESTMENT PORTFOLIO 101.8%
(Cost $100,238,435)		111,491,625
NET OTHER ASSETS – (1.8)%		(2,020,821)
NET ASSETS 100%		$ 109,470,804

Security Type Abbreviation
PIERS	—	Preferred Income Equity
Redeemable Securities

Legend

(a) Non income producing

(b) Affiliated fund that is available only to
investment companies and other accounts
managed by Fidelity Investments. The rate
quoted is the annualized seven day yield
of the fund at period end. A complete
unaudited listing of the fund’s holdings as
of its most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security is on
loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$ 123,610
Fidelity Securities Lending Cash Central Fund	1,142
Total	$ 124,752

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	90.0%
Cayman Islands	1.8%
Canada	1.7%
Others (individually less than 1%) .	6.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $2,072,322)
See accompanying schedule:
Unaffiliated issuers (cost $92,321,193)	$ 103,574,383
Affiliated Central Funds (cost $7,917,242)	7,917,242
Total Investments (cost $100,238,435)		$ 111,491,625
Receivable for investments sold		208,052
Receivable for fund shares sold		785,888
Dividends receivable		59,056
Interest receivable		28,480
Prepaid expenses		141
Receivable from investment adviser for expense
reductions		9,617
Other receivables		2,242
Total assets		112,585,101

Liabilities
Payable for investments purchased	$ 656,587
Payable for fund shares redeemed	162,050
Accrued management fee	49,817
Distribution fees payable	47,761
Other affiliated payables	30,571
Other payables and accrued expenses	34,811
Collateral on securities loaned, at value	2,132,700
Total liabilities		3,114,297

Net Assets		$ 109,470,804
Net Assets consist of:
Paid in capital		$ 95,777,778
Accumulated net investment loss		(64,692)
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		2,504,536
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		11,253,182
Net Assets		$ 109,470,804

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Statement of Assets and Liabilities continued
April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($35,631,406 ÷ 2,469,701 shares)	$ 14.43

Maximum offering price per share (100/94.25 of $14.43)	$ 15.31
Class T:
Net Asset Value and redemption price per share
($39,228,872 ÷ 2,728,625 shares)	$ 14.38

Maximum offering price per share (100/96.50 of $14.38)	$ 14.90
Class B:
Net Asset Value and offering price per share
($14,591,089 ÷ 1,021,489 shares)A	$ 14.28

Class C:
Net Asset Value and offering price per share
($15,713,106 ÷ 1,101,587 shares)A	$ 14.26

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($4,306,331 ÷ 297,261 shares)	$ 14.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$ 478,787
Interest		2,354
Income from affiliated Central Funds		124,752
Total income		605,893

Expenses
Management fee	$ 245,982
Transfer agent fees	143,372
Distribution fees	244,750
Accounting and security lending fees	17,936
Independent trustees’ compensation	157
Custodian fees and expenses	34,162
Registration fees	54,936
Audit	23,336
Legal	241
Miscellaneous	2,243
Total expenses before reductions	767,115
Expense reductions	(95,914)	671,201

Net investment income (loss)		(65,308)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,578,832
Foreign currency transactions	(197)
Total net realized gain (loss)		2,578,635
Change in net unrealized appreciation (depreciation) on:
Investment securities	8,374,011
Assets and liabilities in foreign currencies	135
Total change in net unrealized appreciation
(depreciation)		8,374,146
Net gain (loss)		10,952,781
Net increase (decrease) in net assets resulting from
operations		$ 10,887,473

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 22

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (65,308)	$ (122,204)
Net realized gain (loss)	2,578,635	1,215,382
Change in net unrealized appreciation (depreciation) .	8,374,146	2,150,637
Net increase (decrease) in net assets resulting
from operations	10,887,473	3,243,815
Distributions to shareholders from net realized gain	(1,071,108)	(25,096)
Share transactions - net increase (decrease)	37,820,488	43,755,669
Total increase (decrease) in net assets	47,636,853	46,974,388

Net Assets
Beginning of period	61,833,951	14,859,563
End of period (including accumulated net investment
loss of $64,692 and undistributed net investment
income of $616, respectively)	$ 109,470,804	$ 61,833,951

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Financial Highlights Class A

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 12.72	$ 11.10	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.01	.01	(.02)F
Net realized and unrealized gain (loss)	1.93	1.64	1.12
Total from investment operations	1.94	1.65	1.10
Distributions from net realized gain	(.23)	(.03)	—
Net asset value, end of period	$ 14.43	$ 12.72	$ 11.10
Total ReturnB,C,D	15.39%	14.84%	11.00%
Ratios to Average Net AssetsH
Expenses before reductions	1.46%A	1.62%	4.33%A
Expenses net of fee waivers, if any	1.25%A	1.27%	1.50%A
Expenses net of all reductions	1.23%A	1.26%	1.48%A
Net investment income (loss)	.16%A	.04%	(.17)%A
Supplemental Data
Net assets, end of period (000 omitted)	$35,631	$15,657	$2,543
Portfolio turnover rate	36%A	25%	30%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.01 per share.
G For the period December 23, 2003 (commencement of operations) to October 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Financial Highlights Class T

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 12.67	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.01)	(.03)	(.04)F
Net realized and unrealized gain (loss)	1.92	1.64	1.12
Total from investment operations	1.91	1.61	1.08
Distributions from net realized gain	(.20)	(.02)	—
Net asset value, end of period	$ 14.38	$ 12.67	$ 11.08
Total ReturnB,C,D	15.22%	14.54%	10.80%
Ratios to Average Net AssetsH
Expenses before reductions	1.69%A	1.86%	4.29%A
Expenses net of fee waivers, if any	1.50%A	1.53%	1.75%A
Expenses net of all reductions	1.49%A	1.52%	1.73%A
Net investment income (loss)	(.09)%A	(.21)%	(.42)%A
Supplemental Data
Net assets, end of period (000 omitted)	$39,229	$22,938	$5,581
Portfolio turnover rate	36%A	25%	30%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.01 per share.
G For the period December 23, 2003 (commencement of operations) to October 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Financial Highlights Class B

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 12.57	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.04)	(.09)	(.08)F
Net realized and unrealized gain (loss)	1.90	1.64	1.11
Total from investment operations	1.86	1.55	1.03
Distributions from net realized gain	(.15)	(.01)	—
Net asset value, end of period	$ 14.28	$ 12.57	$ 11.03
Total ReturnB,C,D	14.87%	14.01%	10.30%
Ratios to Average Net AssetsH
Expenses before reductions	2.24%A	2.44%	5.09%A
Expenses net of fee waivers, if any	2.00%A	2.04%	2.25%A
Expenses net of all reductions	1.99%A	2.02%	2.23%A
Net investment income (loss)	(.59)%A	(.72)%	(.93)%A
Supplemental Data
Net assets, end of period (000 omitted)	$14,591	$12,084	$3,473
Portfolio turnover rate	36%A	25%	30%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.01 per share.
G For the period December 23, 2003 (commencement of operations) to October 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Financial Highlights Class C

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 12.57	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.04)	(.09)	(.08)F
Net realized and unrealized gain (loss)	1.90	1.63	1.11
Total from investment operations	1.86	1.54	1.03
Distributions from net realized gain	(.17)	—	—
Net asset value, end of period	$ 14.26	$ 12.57	$ 11.03
Total ReturnB,C,D	14.88%	13.96%	10.30%
Ratios to Average Net AssetsH
Expenses before reductions	2.24%A	2.42%	5.11%A
Expenses net of fee waivers, if any	2.00%A	2.03%	2.25%A
Expenses net of all reductions	1.98%A	2.02%	2.23%A
Net investment income (loss)	(.59)%A	(.71)%	(.93)%A
Supplemental Data
Net assets, end of period (000 omitted)	$15,713	$9,007	$2,372
Portfolio turnover rate	36%A	25%	30%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.01 per share.
G For the period December 23, 2003 (commencement of operations) to October 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Financial Highlights Institutional Class

	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 12.79	$ 11.13	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.03	.03	.01E
Net realized and unrealized gain (loss)	1.93	1.66	1.12
Total from investment operations	1.96	1.69	1.13
Distributions from net realized gain	(.26)	(.03)	—
Net asset value, end of period	$ 14.49	$ 12.79	$ 11.13
Total ReturnB,C	15.45%	15.16%	11.30%
Ratios to Average Net AssetsG
Expenses before reductions	1.10%A	1.32%	4.35%A
Expenses net of fee waivers, if any	1.00%A	1.05%	1.25%A
Expenses net of all reductions	.99%A	1.03%	1.23%A
Net investment income (loss)	41%A	.27%	.07%A
Supplemental Data
Net assets, end of period (000 omitted)	$4,306	$2,148	$891
Portfolio turnover rate	36%A	25%	30%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Investment income per share reflects a special dividend which amounted to $.01 per share.
F For the period December 23, 2003 (commencement of operations) to October 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Value Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

29 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued
Security Valuation continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the trans action date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund

Semiannual Report

30

1. Significant Accounting Policies continued
Investment Transactions and Income continued

estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 13,634,873
Unrealized depreciation	(2,457,188)
Net unrealized appreciation (depreciation)	$ 11,177,685
Cost for federal income tax purposes	$ 100,313,940

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which

31 Semiannual Report

Notes to Financial Statements (Unaudited) continued
2. Operating Policies continued
Repurchase Agreements continued

are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $48,770,740 and $14,696,625, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Dis tribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$ 31,320	$ 883
Class T	.25%	.25%	79,722	1,628
Class B	.75%	.25%	70,355	53,317
Class C	.75%	.25%	63,353	35,648
			$ 244,750	$ 91,476

Semiannual Report		32

4. Fees and Other Transactions with Affiliates continued

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial inter mediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$ 44,226
Class T	8,925
Class B*	10,130
Class C*	3,058
$ 66,339

*	When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of share holder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets*
Class A	$ 42,270.34
Class T	49,692.31
Class B	24,867.35
Class C	22,923.36
Institutional Class	3,620.24
	$ 143,372
* Annualized

33 Semiannual Report

Notes to Financial Statements (Unaudited) continued
4. Fees and Other Transactions with Affiliates continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,036 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $117 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses

Semiannual Report

34

6. Security Lending continued

associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $1,142.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser

Class A	1.25%	$ 26,819
Class T	1.50%	30,450
Class B	2.00%	16,654
Class C	2.00%	15,337
Institutional Class	1.00%	1,608
		$ 90,868

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $4,891 for the period. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $155.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

35 Semiannual Report

Notes to Financial Statements (Unaudited) continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

			Six months ended	Year ended
			April 30, 2006	October 31, 2005
From net realized gain
Class A			$ 340,660	$ 7,329
Class T			396,989	13,268
Class B			153,858	2,417
Class C			136,860	—
Institutional Class			42,741	2,082
Total			$ 1,071,108	$ 25,096

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30, 2006	October 31, 2005	April 30, 2006	October 31, 2005
Class A
Shares sold	1,481,345	1,099,808	$ 20,607,809	$ 13,754,468
Reinvestment of distributions .	23,516	587	315,822	6,977
Shares redeemed	(265,599)	(99,027)	(3,668,091)	(1,247,789)
Net increase (decrease)	1,239,262	1,001,368	$ 17,255,540	$ 12,513,656
Class T
Shares sold	1,242,878	1,615,669	$ 17,176,558	$ 19,869,085
Reinvestment of distributions .	28,107	1,099	376,638	13,031
Shares redeemed	(352,285)	(310,571)	(4,870,485)	(3,851,578)
Net increase (decrease)	918,700	1,306,197	$ 12,682,711	$ 16,030,538
Class B
Shares sold	256,570	811,087	$ 3,487,594	$ 9,886,594
Reinvestment of distributions .	10,801	191	144,088	2,259
Shares redeemed	(206,980)	(164,955)	(2,848,303)	(2,048,294)
Net increase (decrease)	60,391	646,323	$ 783,379	$ 7,840,559
Class C
Shares sold	507,461	602,286	$ 6,962,453	$ 7,493,123
Reinvestment of distributions .	9,282	—	123,634	—
Shares redeemed	(131,501)	(100,922)	(1,809,034)	(1,241,651)
Net increase (decrease)	385,242	501,364	$ 5,277,053	$ 6,251,472
Institutional Class
Shares sold	175,641	95,741	$ 2,467,634	$ 1,219,221
Reinvestment of distributions .	2,506	173	33,787	2,058
Shares redeemed	(48,870)	(7,981)	(679,616)	(101,835)
Net increase (decrease)	129,277	87,933	$ 1,821,805	$ 1,119,444

Semiannual Report		36

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Value Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

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Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

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39 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International
Investment Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Mellon Bank, N.A.
Pittsburgh, PA

FAVI-USAN-0606 1.800652.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II: Fidelity Advisor Value Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II: Fidelity Advisor Value Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 13, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 13, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	June 13, 2006